Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	BDO Réviseurs d’Entreprises SRL
Auditor Firm ID	1432
Auditor Location	Zaventem, Belgium
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Mdxhealth SA (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).